CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS	3 Months Ended
Mar. 31, 2026 USD ($)
Operating activities:
Net loss	$ (4,458,835)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	38,237
Amortization of ROU asset	15,690
Share-based compensation expense	281,880
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(220,046)
Other assets	(128,108)
Accounts payable	98,580
Accrued expenses and other liabilities	133,172
Deferred revenue	(20,332)
Operating lease liability	(17,286)
Net cash used in operating activities	(4,277,048)
Investing activities:
Purchase of property and equipment	(124,331)
Cash used in investing activities	(124,331)
Financing activities:
Proceeds from initial public offering, net of underwriting discounts	16,015,000
Proceeds from sale of Series A-1 convertible preferred stock	3,472,095
Payment of financing costs	(870,790)
Cash provided by financing activities	18,616,305
Effect of exchange rates on cash and cash equivalents	(26,336)
Net increase (decrease) in cash and cash equivalents	14,188,590
Cash and cash equivalents at the beginning of the period	9,283,566
Cash and cash equivalents at the end of the period	23,472,156
Supplemental non-cash investing and financing activities:
Conversion of Series A convertible preferred stock into common stock and pre-funded warrants	22,485,768
Financing costs included in accounts payable	$ 22,500